INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
INCOME TAXES
Schedule of current and deferred component of income tax expenses (benefits)
	Years ended December 31,
	2010	2011	2012

Current income tax expense	$—	$1,495	$7
Deferred income tax (benefit) expense	(1,332)	(827)	913
Total Income tax (benefits) expenses	$(1,332)	$668	$920

Schedule of principal components of the deferred tax assets and liabilities

	As of December 31,
	2011	2012

Current deferred tax assets
Provision for doubtful accounts	$62	$836
Accrued payroll and welfare	1,423	1,980
Excessive advertising fees	4,429	1
Intangible assets amortization	22	25
Less valuation allowance	(4,555)	(2,842)
Current deferred tax assets, net	$1,381	$—

Non-current deferred tax assets
Accrued Liabilities-non-current	$—	$88
Excessive advertising fee-non-current	—	2,296
Net operating loss carry forwards	9,861	24,309
Less valuation allowance	(9,861)	(26,693)
Non-current deferred tax assets, net	$—	$—

Non-current deferred tax liabilities
Intangible assets	$(6,976)	$(6,564)
Non-current deferred tax liabilities, net	$(6,976)	$(6,564)

Schedule of reconciliation between the income taxes expense (benefit) computed by applying the PRC tax rate to income (loss) before income taxes and the actual provision for income taxes

	Years ended December 31,
	2010	2011	2012

Income (loss) before provision of income tax	$(62,527)	$40,352	$(66,662)
PRC statutory income tax rate	25%	25%	25%
Income tax at statutory tax rate	(15,632)	10,088	(16,666)
Taxable deemed interest income from inter-company interest-free loans	735	179	1,907
Non-deductible loss on disposal of subsidiaries and other expenses not deductible for tax purposes	2,888	(983)	7,289
Effect of income tax exemption of the Company in the Cayman Islands	26,234	(15,791)	3,117
Effect of income tax exemption of Qianxiang Wangjing and Shanghai Changda	(11,300)	(4,172)	(9,846)
Changes in valuation allowance	(4,257)	11,347	15,119
Income tax (benefits) expenses	$(1,332)	$668	$920

Schedule of income taxes provision and net income (loss) per share, if the tax exemption granted to the Group's subsidiaries, VIEs and VIEs' subsidiaries, since 2009 had not been available

	Years ended December 31,
	2010	2011	2012

Provision for income taxes expenses	$9,968	$4,840	$10,766
Net income (loss) per ordinary share
- basic	$(0.04)	$0.05	$(0.07)
- diluted	$(0.04)	$0.04	$(0.07)